Other Assets (Tables)	12 Months Ended
Dec. 31, 2021
Other Assets [Abstract]
Schedule of Other Current Assets

		December 31,
($ in millions)	Notes	2021	2020
Customer financing receivables, net		170	232
Other receivables		158	8
Income taxes receivable		64	45
Prepaid expenses		54	39
Contract assets	4	49	53
Value-added tax receivable		28	46
Other		67	55
		589	480

Schedule of Other Non-Current Assets

		December 31,
($ in millions)	Notes	2021	2020
Upfront license fees, net:
Italian Scratch & Win		680	845
Italian Lotto		380	516
New Jersey		66	74
Indiana		9	10
		1,134	1,446

Customer financing receivables, net		92	84
Contract assets	4	69	75
Deferred income taxes	17	39	33
Finance lease right-of-use assets	11	29	33
Other		66	103
		1,429	1,774

Capitalized Contract Cost
The upfront license fees are being amortized on a straight-line basis as follows:

Upfront License Fee	License Term	Amortization Start Date
Italian Scratch & Win	9 years	October 2019
Italian Lotto	9 years	December 2016
New Jersey	15 years, 9 months	October 2013
Indiana	15 years	July 2013

Schedule of Customer Financing Receivables, Net and Activity in the Allowance for Credit Losses
Customer financing receivables are recorded at amortized cost, net of any allowance for credit losses, and are classified in the consolidated balance sheets as follows:

	December 31, 2021
($ in millions)	Current Assets	Non-Current Assets	Total
Customer financing receivables, gross	220	111	332
Allowance for credit losses	(51)	(20)	(71)
Customer financing receivables, net	170	92	261

	December 31, 2020
($ in millions)	Current Assets	Non-Current Assets	Total
Customer financing receivables, gross	275	91	365
Allowance for credit losses	(43)	(7)	(50)
Customer financing receivables, net	232	84	316

The following table presents the activity in the allowance for credit losses:

	December 31,
($ in millions)	2021	2020	2019
Balance at beginning of year	(50)	(32)	(29)
Provisions, net	(29)	(37)	(2)
Amounts written off as uncollectible	8	24	—
Other (1)	—	(5)	—
Balance at end of year	(71)	(50)	(32)
(1) Includes the effect of the adoption of ASC 326 in 2020.

Financing Receivable Credit Quality Indicators
The customer financing receivables at amortized cost by year of origination and the geography credit quality indicator at December 31, 2021 are as follows:

	Year of Origination
($ in millions)	2021	2020	2019	2018	Prior	Total
North America	31	26	7	—	2	67
LAC	34	14	88	28	10	174
EMEA & APAC	46	13	16	13	2	91
	111	54	112	41	14	332

The past due balance, which represents installments that are one day or more past their contractual due date, of customer financing receivables at amortized cost and the geography credit quality indicator at December 31, 2021 is as follows:

($ in millions)	North America	LAC	EMEA & APAC	Total
Past due	2	77	17	96
Short-term portion not yet due	35	47	42	124
Long-term portion not yet due	30	50	32	111
	67	174	91	332